LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT
Schedule of convertible senior notes

	2016	2017
	RMB	RMB
2018 Notes	5,554,400,000	—
2020 Notes	4,860,100,000	—
2025 Notes	2,777,200,000	2,602,520,000
2022 Notes	6,769,425,000	6,343,642,500
2019 Priceline Notes	3,471,500,000	3,253,150,000
2020 Priceline Notes	1,735,750,000	1,626,575,000
2025 Priceline and Hillhouse Notes	6,943,000,000	6,506,300,000
2022 Priceline Notes	173,575,000	162,657,500
Long-term loan	2,550,000,000	8,807,156,482
Less: Debt issuance cost	(184,276,447)	(81,746,715)

Total	34,650,673,553	29,220,254,767